Non-Controlling Interest (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 09, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 02, 2015	Dec. 08, 2014	Jul. 08, 2014
Minority interests ownership percent by parent						3.00%	3.00%			15.00%
Noncontrolling interest		$ 37,663	$ 16,289	$ 94,912	$ 31,642	$ 61,998	$ 29,520
Subsidiaries [Member]
Minority interests ownership percent by parent	15.60%
Mark Bradley [Member]
Minority interests ownership percent by parent									3.00%
Michael Berk [Member]
Minority interests ownership percent by parent									1.00%
Non-officer [Member]
Minority interests ownership percent by parent	1.60%
Proceeds from noncontrolling interest	$ 160,000
Eleven Individuals [Member]
Minority interests ownership percent by parent									17.00%
Founding [Member]
Minority interests ownership percent by parent								3.00%